Capital Commitments (Details) - Capital Commitments [Member]	Dec. 31, 2025 m² milliunits	Feb. 17, 2023 m² milliunits
Capital Commitments [Line Items]
Area of gardens | milliunits	800	1,014
Area of land | m²	533,334	676,000